LEASE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Supplemental balance sheet information
Right-of-use assets	$ 0	$ 2
Lease liabilities - current	$ 0	6
Total lease liabilities		$ 6